Cover	Aug. 01, 2023
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 01, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2660243
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-32508
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Security 12b Title	Common Stock
Trading Symbol	CEI
Security Exchange Name	NYSEAMER
Amendment Description	This Amendment No. 1 on Form 8-K (“Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by Camber Energy, Inc., a Nevada corporation (“Camber”) on August 1, 2023 (the “Original Report”) in which Camber reported, among other events, the consummation of the previously-announced merger (the “Merger”) of Viking Merger Sub, Inc., a Nevada corporation and wholly owned subsidiary of Camber, with and into Viking Energy Group, Inc., a Nevada corporation (“Viking”), with Viking surviving the Merger as a wholly-owned subsidiary of Camber. This Amendment No. 1 hereby amends the subsections of Item 2.01 identified below and Item 9.01 in the Original Report to include the unaudited pro forma condensed combined financial information as of and for the six months ended June 30, 2023. The text of the Original Report is hereby incorporated by reference. This Amendment No. 1 solely amends the subsections of Item 2.01 and 9.01 identified below, and Item 2.01 and 9.01 of the Original Report otherwise remains unchanged. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at Camber or its subsidiaries subsequent to the filing date of the Original Report. Capitalized terms not otherwise defined herein shall have the respective meanings ascribed to them in the Original Report.